Share of results of associates - Summary of Share of Results of Associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of associates [abstract]
Share of profit before interest and taxation	£ 208.5	£ 142.5		£ 99.2
Share of exceptional losses	(62.3)	(146.1)		(47.8)
Share of interest and non-controlling interests	(83.9)	(91.4)		(19.4)
Share of taxation	(38.5)	(41.0)		(17.3)
Share of profit loss of associates accounted for using equity method	£ 23.8	£ (136.0)	[1]	£ 14.7	[1]

[1]	Figures have been restated as described in the accounting policies.